Related Party Transactions (Details) - USD ($)																							1 Months Ended						3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Nov. 10, 2022	Oct. 10, 2022	Sep. 30, 2022	Sep. 12, 2022	Sep. 09, 2022	Aug. 11, 2022	Jul. 11, 2022	May 12, 2022	Apr. 01, 2022	Jan. 10, 2022	Apr. 30, 2021	Feb. 28, 2021	Jan. 14, 2021	Jan. 11, 2021	Jan. 06, 2021	Jan. 06, 2021	Dec. 07, 2020	Oct. 08, 2020	Jul. 16, 2020	Mar. 18, 2019	Oct. 22, 2018	Oct. 02, 2018	Sep. 11, 2022	Feb. 28, 2022	Jan. 27, 2022	Dec. 20, 2021	Feb. 26, 2021	Dec. 31, 2020	Jul. 11, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 11, 2022	Oct. 17, 2022	Apr. 18, 2022	Apr. 11, 2022	Jan. 29, 2021	Jan. 13, 2021	Aug. 07, 2019	Oct. 05, 2018
Related Party Transactions [Line Items]
Aggregate purchase price value																																			$ 54,591,000
Additional amount borrowed			$ 128,615,000																									$ 122,423,000		$ 128,615,000		$ 122,423,000	$ 128,654,000	$ 122,423,000
Amortization of debt issuance costs and debt discount																														3,108,000	$ 5,904,000		7,909,000	10,664,000	15,033,000
Payment to acquire inventory																														4,000,000	4,800,000		5,700,000	1,000,000	8,400,000
Number of shares acquired																						24,117,608
Related party payable			$ 166,145,000																									26,664,000		$ 166,145,000		26,664,000	92,724,000	26,664,000
Advances outstanding																												$ 30,000				$ 30,000	0	$ 30,000
Debt instrument, repurchase amount																																	$ 51,000,000
Preference shares, par value (in Dollars per share)			$ 0.0001																									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from Issuance of Medium-term Notes																														$ 62,500,000	11,500,000		$ 14,700,000	$ 10,300,000	21,628,000
Due On Or After February Two Thousand And Thirty [Member]
Related Party Transactions [Line Items]
Proceeds from Issuance of Medium-term Notes																								$ 35,000,000
Ordinary Shares
Related Party Transactions [Line Items]
Aggregate purchase price value																																			5,000
Ordinary shares, subject to forfeiture (in Shares)																																		(100,000)
Sorrento [Member] | Debt Exchange Agreement [Member]
Related Party Transactions [Line Items]
Per share calculation of Outstanding Amount In Exchange of Shares				$ 11
Limitation of Outstanding Amount In Exchange of Shares				$ 310,000,000
Long-term debt	$ 290.6		$ 276.8																											276.8
Sorrento [Member] | Debt Exchange Agreement [Member] | Preferred Stock
Related Party Transactions [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	29,057,097
Sorrento [Member] | Debt Exchange Agreement [Member] | Ordinary Shares
Related Party Transactions [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	2,905,710
Two Thousand And Twenty Two Promissory Note [Member]
Related Party Transactions [Line Items]
Notes payable, noncurrent			4,200,000																											4,200,000
Two Thousand And Twenty Two Promissory Note [Member] | Sorrento [Member]
Related Party Transactions [Line Items]
Debt instrument, term								7 years
Debt instrument, interest rate, stated percentage								2.66%
Sorrento [Member]
Related Party Transactions [Line Items]
Debt discount amount											$ 20,000,000	$ 17,300,000
Itochu [Member]
Related Party Transactions [Line Items]
Percentage of shares outstanding																												14.70%				14.70%		14.70%
Percentage of capital shares outstanding																												14.70%				14.70%		14.70%
Capital stock, shares outstanding																																									34,889,868
Sorrento [Member]
Related Party Transactions [Line Items]
Percentage of shares outstanding																																								99.97%
Number of shares acquired																																								34,889,868
Related Party transaction, selling, general and administrative expenses from transactions with related party																														3,200,000	3,000,000		4,000,000	$ 2,300,000	$ 900,000
Percentage of simple interest																				10.00%
Related party note payable			47,100,000																									$ 13,000,000		47,100,000		$ 13,000,000	19,600,000	13,000,000
Related party payable			6,800,000									37,300,000																2,600,000		6,800,000		2,600,000	3,900,000	2,600,000
Debt discount amount																														20,000,000
Proceeds from notes payable																														27,500,000	3,400,000
Working capital requirements			48,700,000																									13,000,000		48,700,000		13,000,000	35,700,000	13,000,000
Debt instrument, repurchase amount			100,000,000																							$ 51,000,000		$ 13,700,000		100,000,000		$ 13,700,000		$ 13,700,000
Legal fees			17,500,000																														6,000,000
Sorrento [Member] | Debt Exchange Agreement [Member]
Related Party Transactions [Line Items]
Preference shares, par value (in Dollars per share)				$ 0.0001
Percentage of Outstanding Amount Indebtedness				10.00%
Sorrento [Member] | Reorganization [Member]
Related Party Transactions [Line Items]
Aggregate principal amount																				$ 16,500,000
Senmur [Member]
Related Party Transactions [Line Items]
Payments to acquire productive assets																				15,000,000
Asset acquistion consideration transferred equity interest issued and issuable																				$ 55,000,000
Stock issued during period shares purchase of assets																				47,039,315
Common stock shares subscribed but not issued																				352,972																						352,972
Asset acquisition price per share																				$ 1.16																						$ 1.16
Percentage of ownership interest																				58.00%
Senmur [Member] | Sorrento [Member]
Related Party Transactions [Line Items]
Percentage of shares outstanding																												82.30%				82.30%		82.30%						99.97%
Senmur [Member] | Sorrento [Member]
Related Party Transactions [Line Items]
Percentage of shares outstanding																												82.30%				82.30%		82.30%
Subsequent Event [Member]
Related Party Transactions [Line Items]
Aggregate purchase price value																																	2,035,000
Subsequent Event [Member] | Two Thousand And Twenty Two Promissory Note [Member] | Sorrento [Member]
Related Party Transactions [Line Items]
Aggregate principal amount								$ 5,000,000
Debt instrument, term								7 years
Debt instrument, interest rate, stated percentage								2.66%
Promissory Note - Related Party [Member]
Related Party Transactions [Line Items]
Aggregate principal amount																																											$ 25,000,000
Related party payable			4,900,000																											$ 4,900,000			$ 3,100,000
Vickers Vantage [Member]
Related Party Transactions [Line Items]
Aggregate principal amount																										500,000												$ 500,000	$ 1,500,000
Business combination, description																														The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $0.75 per warrant.			The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $0.75 per warrant.
Convertible promissory notes																										$ 500,000
Warrant price per share (in Dollars per share)									$ 0.75																	$ 0.75
Additional amount borrowed										$ 1,035,000																		$ 24,655				$ 24,655		$ 24,655
Aggregate principal amount																									$ 500,000					2,971,667			0
Interest expense																														1,155			16,901
Amortization of debt issuance costs and debt discount																														$ 0			$ 16,901
Description of related party extension loans																														In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $1,035,000 ($0.075 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension.			In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $1,035,000 ($0.075 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension, providing a total possible Business Combination period up until July 11, 2022 for a total payment value of $2,070,000 ($0.15 per unit in either case).
Trust account		$ 323,889			$ 323,889	$ 323,889	$ 1,035,000			1,035,000													$ 323,889						$ 1,035,000
Price per warrant (in Dollars per share)																																	$ 0.75
Trust account			$ 101,293,086																											$ 101,293,086			$ 139,410,739			$ 1,295,556
Warrant price per share (in Dollars per share)														$ 10												$ 0.75
Interest expense																																	1,826
Debt discount amount																																	$ 16,901
Aggregate principal amount																										$ 500,000
Repaid amount																											$ 30,000
Preference shares, par value (in Dollars per share)			$ 0.0001																									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Vickers Vantage [Member] | Ordinary Shares
Related Party Transactions [Line Items]
Issuance of aggregate ordinary shares (in Shares)																																1
Vickers Vantage [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shareholder issued and outstanding shares percentage			20.00%																											20.00%			20.00%
Vickers Vantage [Member] | IPO [Member]
Related Party Transactions [Line Items]
Fund expenses																												$ 30,000
Outstanding balance													$ 125,000	$ 125,000
Warrant price per share (in Dollars per share)														$ 10.1
Vickers Vantage [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Additional amount borrowed										1,035,000
Aggregate purchase price value																									$ 500,000
Trust account										$ 1,035,000
Warrant price per share (in Dollars per share)										$ 0.75																											$ 10
Vickers Vantage [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Issuance of aggregate ordinary shares (in Shares)																			3,593,750
Aggregate purchase price value																			$ 25,000
Capitalization of share outstanding (in Shares)															0.2	0.2		0.2
Ordinary shares, subject to forfeiture (in Shares)																	1,437,500													450,000			450,000
Ordinary shares issued and outstanding (in Shares)															3,450,000	3,450,000
Aggregate purchase price value																			25,000
Vickers Vantage [Member] | Promissory Note - Related Party [Member]
Related Party Transactions [Line Items]
Aggregate principal amount																			$ 125,000
Vickers Vantage [Member] | Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate purchase price value																														$ 2,035,000			$ 500,000
Vickers Vantage [Member] | Convertible Notes Payable [Member]
Related Party Transactions [Line Items]
Aggregate purchase price value																																	500,000
Scilex Pharma [Member]
Related Party Transactions [Line Items]
Debt discount amount												$ 40,000,000												$ 35,000,000
Notes payable, noncurrent			$ 23,500,000																							$ 23,500,000		15,400,000		23,500,000		$ 15,400,000	23,500,000	$ 15,400,000
Scilex Pharma [Member] | Promissory Note - Related Party [Member]
Related Party Transactions [Line Items]
Aggregate principal amount																																											$ 21,700,000
Outstanding balance																					$ 21,700,000	$ 21,700,000
Number of shares acquired																					24,117,608
Percentage of simple interest																																											10.00%
Related party payable																												1,000,000				1,000,000	3,100,000	1,000,000
Accrued interest			$ 0																									$ 10,300,000		$ 0	$ 8,100,000	$ 10,300,000	$ 8,100,000	$ 10,300,000
Scilex Pharma [Member] | Promissory Note - Related Party [Member] | Debt Exchange Agreement [Member]
Related Party Transactions [Line Items]
Outstanding balance				$ 27.5